Condensed Consolidated Income Statement - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020 [1]
Profit (loss) [abstract]
Interest and similar income	£ 2,389	£ 2,610
Interest expense and similar charges	(461)	(1,093)
Net interest income	1,928	1,517
Fee and commission income	302	380
Fee and commission expense	(155)	(181)
Net fee and commission income	147	199
Other operating income	137	85
Total operating income	2,212	1,801
Operating expenses before credit impairment losses, provisions and charges	(1,341)	(1,224)
Credit impairment losses	70	(364)
Provisions for other liabilities and charges	(190)	(65)
Total operating credit impairment losses, provisions and charges	(120)	(429)
Profit from continuing operations before tax	751	148
Tax on profit from continuing operations	(204)	(35)
Profit from continuing operations after tax	547	113
Profit/(loss) from discontinued operations after tax	24	(1)
Profit after tax	571	112
Attributable to:
Equity holders of the parent	537	84
Non-controlling interests	34	28
Profit after tax	£ 571	£ 112

[1]	Adjusted to reflect the presentation of discontinued operations as set out in Note 33.